ALLIANCE CAPITAL RESERVES

ALLIANCECAPITAL

SEMI-ANNUAL REPORT
DECEMBER 31, 1995
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1995 (UNAUDITED)                         ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD             VALUE
---------------------------------------------------------------------------
           COMMERCIAL PAPER-64.1%
           ABBEY NATIONAL
$ 40,000   3/14/96                                 5.45%       $ 39,557,944
  20,000   1/16/96                                 5.71          19,952,417
  40,000   1/31/96                                 5.72          39,809,333
           AIG FUNDING, INC.
  12,000   3/22/96                                 5.40          11,854,200
           ALLIANZ OF AMERICA FINANCE CORP.
   8,000   1/19/96                                 5.70           7,977,200
           ANZ DELAWARE, INC.
  40,000   3/05/96                                 5.60          39,601,778
  30,000   2/20/96                                 5.65          29,764,583
           AUSTRALIAN WHEAT BOARD
  15,000   3/19/96                                 5.55          14,819,625
           BANK OF MONTREAL
  30,000   1/30/96                                 5.70          29,862,250
           BHF FINANCE DELAWARE, INC.
  70,000   3/04/96                                 5.64          69,309,100
           BIL NORTH AMERICA, INC.
  25,000   3/26/96                                 5.50          24,675,347
  15,000   3/27/96                                 5.50          14,802,917
  25,000   3/06/96                                 5.60          24,747,222
  25,000   2/20/96                                 5.68          24,802,778
           CAISSE CENTRALE JARDINS DU QUEBEC
  25,000   3/20/96                                 5.54          24,696,070
  28,000   4/24/96                                 5.56          27,507,013
           CAISSE DES DEPOTS ET CONSIGNATIONS
  45,000   2/15/96                                 5.65          44,682,187
  50,000   2/12/96                                 5.68          49,668,667
           CHEMICAL BANKING CORP.
  50,000   1/19/96                                 5.70          49,857,500
           CHIAO TUNG BANK CO., LTD.
  18,000   5/31/96                                 5.45          17,588,525
  30,000   1/25/96                                 5.68          29,886,400
  20,000   2/06/96                                 5.71          19,885,800
  25,000   1/24/96                                 5.75          24,908,160
  25,000   1/08/96                                 5.80          24,971,805
           COMMERZBANK
  20,000   1/22/96                                 5.60          19,934,667
  29,000   1/10/96                                 5.70          28,958,675
           COMMONWEALTH BANK OF AUSTRALIA
  25,000   2/13/96                                 5.63          24,831,882
           CORESTATES CAPITAL CORP.
  20,000   1/12/96                                 5.70          19,965,167
           CREGEM NORTH AMERICA, INC.
  50,000   3/15/96                                 5.61          49,423,416
  50,000   2/14/96                                 5.69          49,652,278
           DEN DANSKE CORP.
  30,000   2/21/96                                 5.65          29,759,875
  26,000   1/29/96                                 5.71          25,884,450
           DIC AMERICAS, INC.
  38,800   2/20/96                                 5.95          38,479,361
  18,000   1/30/96                                 6.00          17,913,000
           DUPONT (E. I.) DE NEMOURS & CO.
  20,000   1/09/96                                 6.08          19,972,978
           ELECTRICITY CORP. OF NEW ZEALAND, LTD.
   8,000   2/09/96                                 5.64           7,951,120
           FINANCE ONE FUNDING CORP.
  10,000   2/13/96                                 5.58           9,933,350
  30,000   2/13/96                                 5.67          29,796,825
  10,000   2/27/96                                 5.67           9,910,225
           FINNISH EXPORT CREDIT, LTD.
  35,000   2/12/96                                 5.65          34,769,292
  25,000   1/22/96                                 5.70          24,916,875
  20,000   1/23/96                                 5.70          19,930,333
  25,000   2/07/96                                 5.70          24,853,542
           GENERAL ELECTRIC CREDIT CORP.
  25,000   2/12/96                                 5.69          24,834,042
  30,000   2/13/96                                 5.69          29,796,108
           GOLDMAN SACHS GROUP
  80,000   2/16/96                                 5.70          79,417,333
           GREENWICH ASSET FUNDING, INC.
  30,000   1/22/96                                 5.72          29,899,900
           HALIFAX BUILDING SOCIETY
  75,000   3/06/96                                 5.58          74,244,375
           HANSON FINANCE
  15,000   2/09/96                                 5.67          14,907,863
  19,000   2/08/96                                 5.68          18,886,084
  40,000   1/26/96                                 5.70          39,841,667
           INTERNATIONAL SECURITIZATION CORP.
  10,230   2/20/96                                 5.70          10,149,013
  15,200   3/29/96                                 5.70          14,988,213
           J. C. PENNEY FUNDING CORP.
  35,000   2/12/96                                 5.65          34,769,292
           J.P. MORGAN & CO., INC.
  25,000   4/04/96                                 5.62          24,633,139
  35,000   2/16/96                                 5.65          34,747,319
           KAEMPFER CAPITAL CORP.
  19,084   3/05/96                                 5.62          18,893,330
  20,000   3/07/96                                 5.62          19,793,933
  10,000   2/01/96                                 5.70           9,950,917
           KINGDOM OF SWEDEN
  54,000   3/12/96                                 5.54          53,409,990
  40,000   1/12/96                                 5.63          39,931,189


1



STATEMENT OF NET ASSETS (CONTINUED)                   ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD             VALUE
---------------------------------------------------------------------------
           MEC FINANCE USA, INC.
$ 10,000   3/27/96                                 5.67%       $  9,864,550
  33,000   2/27/96                                 5.73          32,700,607
           MERRILL LYNCH & CO., INC.
  25,000   3/29/96                                 5.67          24,653,500
  40,000   2/14/96                                 5.70          39,721,333
           MORGAN STANLEY GROUP, INC.
  80,000   2/08/96                                 5.70          79,518,667
           NATIONAL AUSTRALIA FUNDING
  70,000   5/29/96                                 5.43          68,426,808
           NEW SOUTH WALES TREASURY CORP.
  43,000   1/08/96                                 5.70          42,952,342
           NORDIC INVESTMENT BANK
  40,000   2/05/96                                 5.73          39,777,167
           PACIFIC GAS AND ELECTRIC COMPANY
  35,000   1/30/96                                 5.70          34,839,292
           PRIME ASSET VEHICLE, LTD.
  15,000   3/06/96                                 5.68          14,846,302
           PROVINCE DE QUEBEC
  20,000   3/11/96                                 5.60          19,782,222
  40,000   3/13/96                                 5.60          39,552,000
           SIGMA FINANCE, INC.
  13,000   3/15/96                                 5.57          12,851,157
  10,500   2/20/96                                 5.63          10,417,896
           SMITHKLINE BEECHAM
  26,000   1/30/96                                 5.87          25,877,161
           SUMITOMO CORP. OF AMERICA
  10,000   2/28/96                                 5.68           9,908,489
  25,000   1/12/96                                 5.69          24,956,534
           SVENSKA HANDELSBANKEN
  25,000   2/09/96                                 5.68          24,846,167
  30,000   2/06/96                                 5.71          29,828,700
           SWEDISH EXPORT CREDIT
           CORP.
  20,000   2/29/96                                 5.63          19,815,461
  25,000   2/22/96                                 5.64          24,796,333
  50,000   2/01/96                                 5.70          49,754,584
           TASMANIAN PUBLIC FINANCE CORP.
  14,000   3/18/96                                 5.55          13,833,808
   9,295   3/25/96                                 5.70           9,171,377
           TOYOTA MOTOR CREDIT CORP.
  65,000   2/09/96                                 5.75          64,595,104
           TRANSAMERICA CORP.
  28,000   1/24/96                                 5.78          27,896,602

           Total Commercial Paper
           (amortized cost $2,560,304,002)                    2,560,304,002

           CERTIFICATES OF DEPOSIT-17.7%
           ABN AMRO
$ 72,000   5.78%, 2/01/96                          5.75%       $ 72,001,673
           BANK OF TOKYO
  75,000   6.08%, 2/13/96                          6.07          75,000,881
           BANQUE NATIONALE DE PARIS
  40,000   5.68%, 3/13/96                          5.68          39,999,646
  25,000   5.79%, 1/31/96                          5.80          24,999,776
           BAYERISCHE HYPOBANK
  50,000   5.78%, 2/05/96                          5.75          50,000,948
  25,000   5.80%, 2/05/96                          5.75          25,001,109
           BAYERISCHE VEREINSBANK AG
  50,000   5.60%, 4/29/96                          5.60          50,000,000
           COMMERZBANK
  20,000   5.66%, 3/15/96                          5.65          20,000,405
  20,000   5.80%, 1/31/96                          5.79          20,000,164
           CREDIT SUISSE
  25,000   5.73%, 1/09/96                          5.70          25,000,149
           DAI ICHI KANGYO BANK
  35,000   5.88%, 1/25/96                          5.87          35,000,232
           DEUTSCHE BANK
  25,000   5.68%, 3/15/96                          5.75          24,994,612
  30,000   5.79%, 1/25/96                          5.80          29,999,711
           DRESDNER BANK
  10,000   6.46%, 4/26/96                          6.44          10,000,605
           MITSUBISHI BANK, LTD.
  20,000   6.00%, 1/10/96                          6.00          20,000,000
           NORINCHUKIN BANK
  43,000   6.10%, 1/22/96                          6.08          43,000,496
           SANWA BANK
  35,000   6.10%, 1/02/96                          6.09          35,000,010
           SOCIETE GENERALE N.A., INC.
  10,000   5.73%, 1/16/96                          5.83           9,999,534
  45,000   7.65%, 1/11/96                          6.17          45,015,906
           SWISS BANK CORP.
  50,000   5.77%, 2/02/96                          5.75          50,000,864

           Total Certificates of Deposit
           (amortized cost $705,016,721)                        705,016,721

           BANK OBLIGATIONS-8.3%
           BANK OF AMERICA ILLINOIS
  50,000   5.79%, 1/16/96                          5.80          49,999,776
  30,000   5.80%, 1/12/96                          5.80          30,000,000
           BANK OF NEW YORK
  50,000   5.57%, 5/30/96                          5.60          49,993,922
           BANK ONE MILWAUKEE
  16,500   6.82%, 3/07/96                          6.68          16,503,119
  10,500   7.25%, 2/09/96                          7.05          10,502,007
           CHASE MANHATTAN CORP.
  10,000   7.59%, 1/30/96                          6.75          10,006,166


2



                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD             VALUE
---------------------------------------------------------------------------
           HUNTINGTON NATIONAL BANK
$ 17,000   6.86%, 2/23/96                          6.63%       $ 17,004,440
           MORGAN GUARANTY TRUST CO.
  20,000   6.00%, 10/30/96                         6.00          20,000,000
           NATIONSBANK
  10,000   7.00%, 2/06/96                          7.20           9,998,029
           WACHOVIA BANK
  50,000   5.78%, 1/18/96                          5.78          49,999,957
  45,000   5.81%, 1/03/97 FRN                      5.81          44,958,138
           WORLD SAVINGS & LOAN ASSOC.
  22,525   4.88%, 3/01/96                          6.00          22,457,600

           Total Bank Obligations
           (amortized cost $331,423,154)                        331,423,154

           CORPORATE OBLIGATIONS-4.8%
           ABBEY NATIONAL TREASURY SERVICES
  10,000   7.05%, 3/01/96                          7.05          10,000,000
           AID HOUSING GUARANTY PROJECT PORTUGAL
  12,500   5.75%, 12/01/16 FRN                     5.75          12,500,000
           BEAR STEARNS COS., INC.
  15,000   5.97%, 1/26/96 FRN                      5.97          15,000,000
           BETA FINANCE CORP.
  20,000   5.76%, 9/25/96 FRN                      5.76          20,000,000
           C.I.T GROUP HOLDINGS
   5,175   8.75%, 2/15/96                          5.83           5,192,291
           CS FIRST BOSTON, INC.
  15,000   6.02%, 4/01/96 FRN*                     6.02          15,000,000
           GENERAL ELECTRIC CAPITAL CORP.
  25,000   7.85%, 7/17/96                          5.80          25,261,740
           GENERAL ELECTRIC CO.
  17,000   7.88%, 5/01/96                          6.50          17,073,903
           J.P. MORGAN & CO., INC.
  27,700   5.13%, 1/17/96 FRN                      5.22          27,697,802
  20,000   5.61%, 4/08/96 FRN                      5.63          19,998,917
           MERRILL LYNCH & CO., INC.
  10,000   5.65%, 4/01/96 FRN                      5.65          10,000,000
  14,000   6.95%, 2/27/96                          7.00          14,000,000

           Total Corporate Obligations
           (amortized cost $191,724,653)                        191,724,653

           U.S. GOVERNMENT AND AGENCY
           OBLIGATIONS-4.3%
           FEDERAL HOME LOAN BANK
  20,000   5.53%, 11/13/96 FRN                     5.60          19,988,240
  50,000   5.74%, 10/16/96 FRN                     5.87          49,951,941
  20,000   5.97%, 7/18/96                          5.97          20,000,000
  55,000   1/02/96                                 5.75          54,991,215
           FEDERAL NATIONAL MORTGAGE ASSOCIATION
  25,000   5.76%, 9/27/96                          5.76          25,000,000
           OVERSEAS PRIVATE INVESTMENT CORP.
   1,875   5.75%, 6/10/97 FRN                      5.75           1,875,000

           Total U.S. Government and
           Agency Obligations
           (amortized cost $171,806,396)                        171,806,396

           TOTAL INVESTMENTS-99.2%
           (amortized cost $3,960,274,926)                    3,960,274,926
           Other assets less liabilities-0.8%                    30,955,998

           NET ASSETS-100%
           (offering and redemption price of
           $1.00 per share; 3,991,948,911
           shares outstanding)                               $3,991,230,924


+ All securities either mature or their interest rate changes in one year or less.

*  Restricted security (see Note F).

   Glossary:
   FRN - Floating Rate Note

   See notes to financial statements.


3



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)        ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                        $109,232,069

EXPENSES
  Advisory fee (Note B)                               $8,747,641
  Distribution assistance and administrative service
    (Note C)                                           4,994,209
  Transfer agency                                      3,756,265
  Registration fees                                      301,630
  Custodian fees                                         299,704
  Printing                                               206,763
  Audit and legal fees                                    36,267
  Trustees' fees                                           8,096
  Miscellaneous                                           27,302
  Total expenses                                                    18,377,877
  Net investment income                                             90,854,192

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                     (56,904)

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $ 90,797,288


See notes to financial statements.


4



STATEMENTS OF CHANGES IN NET ASSETS                   ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

                                              SIX MONTHS ENDED
                                              DECEMBER 31,1995     YEAR ENDED
                                                 (UNAUDITED)      JUNE 30,1995
                                              ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                        $   90,854,192   $  113,392,834
  Net realized loss on investments                    (56,904)        (525,149)
  Net increase in net assets from operations       90,797,288      112,867,685

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (90,854,192)    (113,392,834)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                    967,195,737      607,356,139
  Total increase                                  967,138,833      606,830,990

NET ASSETS
  Beginning of period                           3,024,092,091    2,417,261,101
  End of period                                $3,991,230,924   $3,024,092,091


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995 (UNAUDITED)                         ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Capital Reserves (the 'Trust') is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the 'Portfolio') and Alliance Money Reserves. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. GENERAL
Interest income is accrued as earned. Security transactions are recorded on a trade date basis. Realized gain (loss) from security transactions is recorded on the identified cost basis. It is the Portfolio's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1995. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $2,124,469 for the six months ended December 31, 1995.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at an annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets.

The Plan provides that the Adviser will use amounts payable under the Plan in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Portfolio's distributor, for distribution assistance and payments to banks and other depository institutions for administrative and accounting services and (ii) otherwise promoting the sale of shares of the Portfolio. For the six months ended December 31, 1995, the distribution fee amounted to $4,594,469. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the six months ended December 31, 1995, such payments by the Portfolio amounted to $399,740 of which $77,500 was paid to the Adviser.


6



                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1995 the Portfolio had a capital loss carryforward of $661,083 of which $85,995 expires in 2001, $49,939 expires in 2002 and $525,149 expires in 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At December 31, 1995, capital paid-in aggregated $3,991,948,911. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED     YEAR ENDED
                                             DECEMBER 31,1995      JUNE 30,
                                                (UNAUDITED)          1995
                                             ----------------  ----------------
Shares sold                                    9,201,917,586    11,681,203,006
Shares issued on reinvestments of dividends       90,854,192       113,392,834
Shares redeemed                               (8,325,576,041)  (11,187,239,701)
Net increase                                     967,195,737       607,356,139



NOTE F: RESTRICTED SECURITIES
The following securities are restricted as to resale except among qualified institutional investors such as the Portfolio.

                                                DATE                   % OF NET
SECURITY                                      ACQUIRED       VALUE      ASSETS
-----------------------------------------     --------   -----------   --------
CS First Boston, Inc., 6.02%, 4/01/96 FRN      3/30/95   $15,000,000     .38%


7



NOTES TO FINANCIAL STATEMENTS (CONTINUED)             ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

NOTE G: FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period.

                                          SIX MONTHS
                                             ENDED
                                          DECEMBER 31,                 YEAR ENDED JUNE 30,
                                              1995      ------------------------------------------------
                                          (UNAUDITED)      1995      1994      1993      1992      1991
                                          ------------  --------  --------  --------  --------  --------
Net asset value, beginning of period       $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                        .0248        .0447     .0255     .0266     .0438     .0662
Net realized gain on investments                -0-          -0-       -0-    .0003     .0013        -0-
Net increase in net assets from
  operations                                 .0248        .0447     .0255     .0269     .0451     .0662

LESS: DISTRIBUTIONS
Dividends from net investment income        (.0248)      (.0447)   (.0255)   (.0266)   (.0438)   (.0662)
Distributions from net realized gains           -0-          -0-       -0-   (.0003)   (.0013)       -0-
Total dividends and distributions           (.0248)      (.0447)   (.0255)   (.0269)   (.0451)   (.0662)
Net asset value, end of period             $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

TOTAL RETURNS
Total investment return based on:
  net asset value (a)                         4.99%(b)     4.57%     2.58%     2.73%     4.61%     6.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)     $3,991       $3,024    $2,417    $2,112    $1,947    $1,937
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                            1.00%(b)     1.00%     1.00%     1.00%     1.00%      .97%
  Expenses, before waivers and
    reimbursements                            1.00%(b)     1.03%     1.03%     1.00%     1.00%      .97%
  Net investment income                       4.94%(b)     4.51%     2.57%     2.65%     4.37%     6.62%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Annualized.


8



                                                      ALLIANCE CAPITAL RESERVES
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE
JOHN WINTHROP

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DREW BIEGEL, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
PAMELA F. RICHARDSON, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


9



ALLIANCE CAPITAL RESERVES
1345 Avenue of the Americas, New York, NY  10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Capital Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 3 9 #

For non-touch-tone telephones, call toll-free (800) 221-9513


ALLIANCECAPITAL


DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.


ALC601034
CAPSR